Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Assumptions used for stock option plans
Expected volatility	42.80%	40.60%	43.20%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	5 years 8 months 23 days	5 years 7 months 6 days	5 years 6 months
Risk-free interest rate	1.60%	1.70%	1.40%
Weighted-average grant-date fair value of options granted during the period	$ 32.62	$ 22.49	$ 8.30